Balance Sheet Components - Summary of Accrued liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Liabilities [Line Items]
Accrued clinical trial and manufacturing costs	$ 4,340	$ 6,472
Accrued personnel costs	497	1,172
Other accrued liabilities	522	844
Total accrued liabilities	$ 5,359	$ 8,488